CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 16, 2020 USD ($) item D $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
CONVERTIBLE NOTES
Amortization of financing costs		$ 1,447	$ 1,302
Interest expense		5,750	5,750
Convertible Debt
CONVERTIBLE NOTES
Proceeds from initial issuance of convertible notes	$ 200,000
Period of option for additional issuance	30 days
Proceeds from additional issuance of convertible notes	$ 30,000
Interest rate (as a percent)	2.50%
Conversion rate	27.2707
Conversion rate initial principal amount	$ 1,000
Conversion price (in dollars per share) | $ / shares	$ 36.67
Sales price of common stock as percentage of conversion price for redemption at Company's option	130.00%
Number of trading days that threshold percentage exceeds stock price for trigger of redemption at Company's option | item	20
Period of consecutive trading days that the threshold of trading days must fall within for trigger of redemption at Company's option | D	30
Redemption prices as percentage of outstanding principal amount plus accrued and unpaid interest following occurrence of certain tax related events	100.00%
Carrying value of convertible notes		227,424	225,977
Unamortized issuance costs		$ 2,576	4,023
Effective interest rate (as a percent)		3.18%
Interest not paid recorded in other payables		$ 1,438	$ 1,438